INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets other than goodwill [abstract]
SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION

	Software	License	Patents Pending	Total
Cost
Balance, December 31, 2022	$2,350,473	$850,000	$42,961,382	$46,161,855
Additions	366,325	-	-	366,325
Impairments	(2,525,459)	(850,000)	(9,498,279)	(12,873,738)
Translation differences	(110,101)	-	-	(110,101)
Balance, December 31, 2023	81,238	-	33,463,103	33,544,341
Additions	-	-	-	-
Impairments	-	-	(8,200,336)	(8,200,336)
Translation differences		-	-	-
Balance December 31, 2024	$81,238	$-	25,262,767	$25,344,005

Accumulated amortization	Software		License	Patents Pending	Total
Balance, December 31, 2022	$-		$-	-	$-
Amortization	81,406		-	-	81,406
Translation differences	(168	)_	-	-	(168)
Balance, December 31, 2023	81,238		-	-	81,238
Amortization	-		-	-	-
Translation differences	-		-	-	-
Balance December 31, 2024	$81,238		$-	-	$81,238

Net book value
At December 31, 2023	$-		$-	$33,463,103	$33,463,103
At December 31, 2024	$-		$-	$25,262,767	$25,262,767

*	Reclassified software development costs from Capital Work in Progress (Note 8) to Intangible Assets – Software (See Note 4)